Parent Company - Financial Information - Schedule of Condensed Financial Information (Statements of Income) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income
Total income (loss)	$ 10,514	$ 10,108	$ 21,557	$ 19,777	$ 41,758	$ 34,810
Interest expense:
Interest	2,874	3,402	6,138	6,524	13,528	9,044
Operating, net	461	582	970	1,053	2,149	1,918
Tax benefit	(439)	(175)	(894)	(426)	(1,165)	(546)
Net income attributable to Pathfinder Bancorp, Inc.	$ 1,841	$ 607	$ 3,531	$ 1,121	4,276	4,031
Pathfinder Bank [Member]
Income
Dividends from non-bank subsidiary					6	6
Gains (losses) on marketable equity securities					81	(62)
Operating, net					79	0
Total income (loss)					166	(56)
Interest expense:
Interest					863	846
Operating, net					337	175
Total expenses					1,200	1,021
Loss before taxes and equity in undistributed net income of subsidiaries					(1,034)	(1,077)
Tax benefit					235	340
Loss before equity in undistributed net income of subsidiaries					(799)	(737)
Equity in undistributed net income of subsidiaries					5,075	4,768
Net income attributable to Pathfinder Bancorp, Inc.					$ 4,276	$ 4,031